Risk/Return Detail Data - StrategicAdvisersAlternativesFund-PRO	Jul. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Rutland Square Trust II
StrategicAdvisersAlternativesFund-PRO | Strategic Advisers Alternatives Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Strategic Advisers® Alternatives Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Strategic Advisers® Alternatives Fund seeks total return.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including exchange traded funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance . For the period from July 12, 2022 to May 31, 2023, the fund's portfolio turnover rate was 64% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	64.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Seeking to provide shareholders with positive total returns over a complete market cycle (generally five to eight years) through multiple "alternative" or non-traditional strategies, including return seeking (positive correlation with equity markets), diversifying (low correlation with equity markets) and defensive strategies (hedging strategies that are expected to perform well when equity markets decline). Normally allocating the fund's assets among affiliated and unaffiliated mutual funds and exchange-traded funds (collectively, underlying funds), derivatives, and sub-advisers that provide exposure to equity, debt (including debt securities of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), derivatives, currency, and commodities markets, across different market sectors, countries and regions, including the United States and emerging markets, and cash and cash equivalents. Engaging in transactions that have a leveraging effect on the fund, including long and short investments in derivatives - such as forward contracts, futures, options, swaps, and various volatility related instruments - and forward-settling securities, to: create and adjust the fund's investment exposure; enhance total return; hedge against fluctuations in securities prices, interest rates, or currency exchange rates; change the effective duration of the fund's portfolio; manage certain investment risks; manage volatility; and/or substitute for the purchase or sale of securities, currencies, or commodities. Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and Exchange Traded Funds (ETFs)), non-affiliated funds that participate in Fidelity's FundsNetwork®, non-affiliated ETFs and sub-advisers. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Investing up to 25% of assets in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands with a May 31 fiscal year end that invest in commodity-linked derivative instruments. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences. Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds may invest in special purpose acquisition companies or other similar special purpose entities (collectively, SPACs), which do not have an operating history or ongoing business other than seeking acquisitions. As such, the value of a SPAC's securities is particularly dependent on the ability of its management to identify and complete a profitable acquisition and may be highly volatile with little or no liquidity. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund. Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Correlation Risk. The correlation of asset classes or selected countries and investments become correlated in a way not anticipated by the Adviser could result in magnified risks and loss instead of reducing the risk of loss. Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. Currency Exposure. Because the fund is normally exposed to foreign currencies, it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between foreign currencies and the U.S. dollar. Currency risk may be particularly high to the extent that a fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging markets countries. These emerging markets currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries. Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries. Subsidiary Risk. Investment in Strategic Advisers Alternatives Fund Cayman Ltd. 1, an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. The fund's use of futures, forwards, options, swaps, and other derivative instruments may result in losses. The value of these derivative instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments and may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the fund. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Moreover, a relatively small price movement in a derivative contract may result in substantial losses to the fund, exceeding the amount of the margin paid. The use of derivatives can increase the fund's risk exposure to underlying assets and their attendant risks, while also exposing the fund to the risk of mispricing or other improper valuation and the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures. Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day. In addition, the fund is classified as non-diversified under the 1940 Act, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	In addition, the fund is classified as non-diversified under the 1940 Act, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
StrategicAdvisersAlternativesFund-PRO | Strategic Advisers Alternatives Fund | Strategic Advisers Alternatives Fund
Risk/Return:
Management fee	0.30%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%
Acquired fund fees and expenses	1.27%
Total annual operating expenses	1.60%	[2]
Fee waiver and/or expense reimbursement	0.25%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.35%	[2]
1 year	$ 137
3 years	446
5 years	814
10 years	$ 1,849

[1]	A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 2.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2025 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.